Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

13.    PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as at December 31 consisted of the following regulated and non-regulated assets:

millions of Canadian dollars	2011	2010
Generation	$3,208.5	$2,916.1
Transmission	1,027.4	919.9
Distribution	1,893.6	1,588.8
General plant and other	531.4	446.4
Total cost	6,660.9	5,871.2
Less: Accumulated depreciation	(2,838.0)	(2,462.6)
	3,822.9	3,408.6
Construction work in progress	471.5	334.0
Net book value	4,294.4	3,742.6

For the year ended December 31, 2011, AFUDC of $23.6 million (2010 – $21.7 million) was capitalized to “Property, plant and equipment”.

As a result of regulator-approved accounting policies and depreciation rates, NSPI, Bangor Hydro, and MPS defer certain costs within “Property, plant and equipment” that would not otherwise be deferred in the absence of rate-regulation. Cumulative differences between items recognized for rate regulatory purposes and applicable accounting standards including depreciation rates, AFUDC and overhead costs cannot be separately determined. Cumulative amounts related to asset retirement obligations and the associated accretion expense were $17.1 million as at December 31, 2011 (2010 – $15.3 million).